Summary Of Options Outstanding By Exercise Price Range (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Stockholders' Equity Note [Abstract]
Range of exercise price, lower limit	$ 3.04	$ 3.04
Range of exercise price, upper limit	$ 15.04	$ 9.21
Number outstanding	10,741,090
Weighted average remaining contractual life	5 years
Weighted average exercise price	$ 7.76
Number exercisable	7,327,612	7,318,346